Income taxes - Components of the deferred tax assets and liabilities (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Long-term investments, net of impairment	¥ 20,191,218	$ 2,766,186	¥ 20,723,436
Advertising and market related expense carryforwards	11,251,555	1,541,457	22,251,219
Accounts receivable and contract assets	16,048,561	2,198,644	7,123,587
Guarantee liabilities	77,314,528	10,592,047	16,879,995
Financial guarantee derivatives	159,210,663	21,811,771	159,210,663
Loan receivable from Xiaoying Housing Loans	14,318,757	1,961,662	13,887,028
Loans receivable from Xiaoying Credit Loans and other loans	220,392,866	30,193,699	166,027,798
Operating loss carryforwards	43,757,115	5,994,700	45,998,381
Deposits to institutional cooperators	1,467,822	201,091	662,254
Lease liabilities	10,351,392	1,418,135	13,019,736
Others	60,350	8,267	21,505
Total deferred tax assets	574,364,827	78,687,659	465,805,602
Valuation allowance	(307,902,579)	(42,182,480)	(226,317,275)	$ (31,005,340)	¥ (214,884,582)	¥ (113,394,230)
Total deferred tax assets, net of valuation allowance	266,462,248	36,505,179	239,488,327
Deferred tax liabilities:
Property and equipment	2,867,083	392,789	1,678,634
Financial guarantee derivatives	259,565	35,560	0
Long-term investments, net of impairment	4,375,796	599,482	3,751,275
Right-of-use assets	9,809,937	1,343,956	12,657,331
Investment in Consolidated Trusts	26,959,491	3,693,435	36,643,382
Investment in Consolidated Partnerships	31,309,764	4,289,420	62,339,878
Undistributed earnings	58,600,000	8,028,167	16,500,000
Others	526,630	72,149	0
Total deferred tax liabilities	134,708,266	18,454,958	¥ 133,570,500
Chinese Mainland entities
Deferred tax assets:
Advertising and market related expense carryforwards	¥ 45,006,219	$ 6,165,827		$ 89,004,878